CONDENSED CONSOLDIATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
CONDENSED CONSOLIDATED BALANCE SHEETS
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	500,000	500,000
Preferred stock, shares issued	25,000	25,000	25,000
Preferred stock, shares outstanding	25,000	25,000	25,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	5,000,000	5,000,000
Common Stock, shares issued	1,430,429	1,045,429	1,045,429
Common Stock, shares outstanding	1,430,429	1,010,843	1,045,429